Goodwill and Core Deposit Intangibles - Schedule of Intangible Liability Accumulated Amortization of (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Gross balance	$ 52	$ 52
Accumulated amortization	(28)	(16)
Balance, net of accumulated amortization	$ 24	$ 36	$ 0